Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets

	December 31, 2011	December 31, 2012
Receivable from the Group’s executives and employees	46,361	46,476
VAT recoverable	136,303	44,467
Tax recoverable	35,162	28,822
Others	77,179	46,765

	295,005	166,530